UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-05029

Name of Fund:	Legg Mason Income Trust, Inc.
Fund Address:	100 Light Street
Baltimore, MD 21202

Name and address of agent for service:	Richard M. Wachterman, Esq.
Legg Mason Wood Walker, Incorporated
100 Light Street
Baltimore, MD 21202

Registrant’s telephone number, including area code:  (410) 539-0000

Date of fiscal year end:  12/31/2005

Date of reporting period:  3/31/2005

Item 1 – Schedule of Investments

Portfolio of Investments

March 31, 2005 (Unaudited)
(Amounts in Thousands)

Core Bond Fund

	Rate	Maturity Date	Par/Shares	Value

Long-Term Securities — 110.5%

Corporate Bonds and Notes — 14.3%
Aerospace/Defense — 0.1%
Northrop Grumman Corporation	4.079%	11/16/06	$40	$40

Automotive — 0.4%
Ford Motor Company	7.450%	7/16/31	120	108
General Motors Corporation	5.250%		1	19	A
General Motors Corporation	8.375%	7/15/33	180	154

				281

Banking and Finance — 2.3%
Ford Motor Credit Company	6.875%	2/1/06	240	243
Ford Motor Credit Company	7.375%	10/28/09	140	140
Ford Motor Credit Company	7.375%	2/1/11	60	60
Ford Motor Credit Company	7.000%	10/1/13	10	10
General Motors Acceptance Corporation	6.125%	2/1/07	10	10
General Motors Acceptance Corporation	6.150%	4/5/07	40	39
General Motors Acceptance Corporation	6.125%	8/28/07	160	156
General Motors Acceptance Corporation	5.625%	5/15/09	675	616
General Motors Acceptance Corporation	7.750%	1/19/10	120	115
HSBC Finance Corporation	4.125%	11/16/09	225	219

				1,608

Banks — 1.1%
Bank of America Corporation	3.875%	1/15/08	210	207
Bank One Corporation	6.500%	2/1/06	220	225
Bank One Corporation	2.625%	6/30/08	335	316

				748

Cable — 0.5%
Comcast Corporation	6.500%	1/15/15	240	257
Cox Communications, Inc.	3.875%	10/1/08	70	67

				324

Diversified Financial Services — 0.7%
CIT Group Inc.	4.000%	5/8/08	5	5
Citigroup Inc.	4.125%	2/22/10	230	224

Portfolio of Investments

Core Bond Fund — Continued

	Rate	Maturity Date	Par/Shares	Value

General Electric Capital Corporation	4.250%	1/15/08	180	179
Wells Fargo & Company	4.200%	1/15/10	105	103

				511

Electric — 0.6%
Dominion Resources, Inc.	5.700%	9/17/12	115	119
FirstEnergy Corp.	7.375%	11/15/31	235	266
Oncor Electric Delivery Company	6.375%	1/15/15	30	32
The Cleveland Electric Illuminating Company	5.650%	12/15/13	20	21

				438

Energy — 1.3%
Duke Energy Corporation	5.625%	11/30/12	140	144
Pacific Gas and Electric Company	3.260%	4/3/06	15	15	B
Pacific Gas and Electric Company	6.050%	3/1/34	135	139
TXU Corp.	6.550%	11/15/34	30	28	C
TXU Energy Co.	3.420%	1/17/06	25	25	B,C
TXU Energy Co.	7.000%	3/15/13	500	547

				898

Environmental Services — 0.1%
Waste Management, Inc.	6.375%	11/15/12	85	92

Food, Beverage and Tobacco — 0.7%
Altria Group, Inc.	7.000%	11/4/13	155	166
Anheuser-Busch Companies, Inc.	4.950%	1/15/14	165	166
Kraft Foods Inc.	5.625%	11/1/11	135	140

				472

Investment Banking/Brokerage — 0.6%
Lehman Brothers Holdings Inc.	4.000%	1/22/08	115	113
Morgan Stanley	3.625%	4/1/08	190	186
The Goldman Sachs Group, Inc.	4.125%	1/15/08	160	159

				458

Media — 0.2%
Time Warner Inc.	6.875%	5/1/12	75	82
Time Warner Inc.	7.700%	5/1/32	75	89

				171

Portfolio of Investments

Core Bond Fund — Continued

	Rate	Maturity Date	Per/Shares	Value

Medical Care Facilities — 1.0%
HCA, Inc.	5.750%	3/15/14	700	668

Oil and Gas — 1.1%
Amerada Hess Corporation	7.300%	8/15/31	185	209
Apache Corporation	6.250%	4/15/12	65	71
Conoco Inc.	6.950%	4/15/29	225	268
ConocoPhillips	4.750%	10/15/12	40	40
Devon Energy Corporation	7.950%	4/15/32	140	176
XTO Energy, Inc.	7.500%	4/15/12	15	17
XTO Energy, Inc.	6.250%	4/15/13	20	22

				803

Paper and Forest Products — 0.5%
International Paper Company	5.500%	1/15/14	70	71
Weyerhaeuser Company	6.750%	3/15/12	235	258

				329

Photo Equipment and Supplies — 0.5%
Eastman Kodak Company	7.250%	11/15/13	330	345

Retail — 0.5%
Target Corporation	5.400%	10/1/08	155	160
Wal-Mart Stores, Inc.	3.375%	10/1/08	190	184

				344

Special Purpose — 1.1%
Anadarko Finance Company	6.750%	5/1/11	125	137
ChevronTexaco Capital Company	3.500%	9/17/07	140	138
DaimlerChrysler NA Holding Corporation	4.050%	6/4/08	95	92
DaimlerChrysler NA Holding Corporation	7.200%	9/1/09	50	54
Sprint Capital Corporation	4.780%	8/17/06	15	15	D
Sprint Capital Corporation	6.000%	1/15/07	270	278
Verizon Global Funding Corp.	7.375%	9/1/12	75	85

				799

Telecommunications — 0.1%
BellSouth Corporation	4.750%	11/15/12	30	30
SBC Communications Inc.	5.100%	9/15/14	70	68

				98

Portfolio of Investments

Core Bond Fund — Continued

	Rate	Maturity Date	Par/Shares	Value

Transportation — 0.9%
JetBlue Airways Corporation	3.169%	8/15/16	300	301	B
JetBlue Airways Corporation	3.244%	11/15/16	300	301	B

				602

Total Corporate Bonds and Notes (Identified Cost — $10,227)				10,029

Asset-Backed Securities — 6.0%
Bank One Issuance Trust 2003-C1	4.540%	9/15/10	200	200
BankAmerica Manufactured Housing Contract 1997-2	6.790%	12/10/22	111	112
Bayview Financial Acquisition Trust 2003-BA	3.330%	4/25/33	240	240	B,C
Bayview Financial Acquisition Trust 2004-C	3.270%	5/28/44	684	685	B
Brazos Texas Higher Education Authority, Inc. 2005-1	3.033%	6/15/42	400	400	B
Citibank Credit Card Issuance Trust 2000-B1	7.050%	9/17/07	200	203
Citibank Credit Card Issuance Trust 2000-C2	3.310%	10/15/07	200	200	B
Citibank Credit Card Issuance Trust 2001-C3	6.650%	5/15/08	200	206
Conseco Finance 2001-A	7.440%	3/15/32	200	205
EQCC Trust 2002-1	3.150%	11/25/31	18	18	B
Green Tree Home Improvement Loan Trust 1999-E	9.450%	10/15/24	98	99
Household Mortgage Loan Trust 2003-HC1	3.200%	2/20/33	266	267	B
Merrill Lynch Mortgage Investors, Inc. 2002-NC1	3.170%	5/25/33	2	2	B
MMCA Automobile Trust 2002-4	3.050%	11/16/09	200	199
Morgan Stanley ABS Capital I 2005-WMC2	2.910%	2/20/35	700	700	B
Residential Asset Mortgage Product Inc 2004-RPIA	2.950%	11/25/42	130	131	B
Structured Asset Investment Loan Trust 2003-BC9	3.100%	8/25/33	186	186	B
Wachovia Asset Securitization, Inc. 2002-HE1	3.220%	9/27/32	180	181	B

Total Asset-Backed Securities (Identified Cost — $4,250)				4,234

Portfolio of Investments

Core Bond Fund — Continued

	Rate	Maturity Date	Par/Shares	Value

Mortgage-Backed Securities — 7.7%
ABFS Mortgage Loan Trust 2003-2	3.350%	4/25/34	216	216	B
Asset Securitization Corporation 1996-D2	6.920%	2/14/29	66	67
Bear Stearns ARM Trust, Mortgage Pass-Through Certificates, Series 2004-4	3.514%	6/25/34	400	385	E
Countrywide Alternative Loan Trust 2004-2 CB	4.250%	3/25/34	233	233
Countrywide Home Loans 2005-11	3.150%	3/25/35	594	594	B
Countrywide Home Loans 2005-11	2.547%	4/25/35	597	604	B
Countrywide Home Loans 2005-3	3.140%	4/25/35	594	595	B
Countrywide Home Loans 2005-9	3.150%	5/25/35	600	600	B
Credit-Based Asset Servicing and Securitization 1999-3	6.719%	1/3/29	55	53	C,E
Greenpoint 2005-AR1 A2A	2.220%	3/25/35	700	700	B
Mach One Trust, Commercial Mortgage-Backed Securities 2004-1A	1.627%	5/28/40	1,296	82	C,F1
MASTR Reperforming Loan Trust 2005-1	7.000%	8/25/34	400	418	C
MSDWCC Heloc Trust 2005-1	3.040%	7/25/17	100	100	B
Washington Mutual Mortgage Securities Corporation 2005-AR6 2A1A	3.050%	4/25/35	600	600	B
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA1	7.000%	3/25/34	147	152

Total Mortgage-Backed Securities (Identified Cost — $5,408)				5,399

U.S. Government and Agency Obligations — 46.0%
Fannie Mae	3.000%	4/26/19	140	139	D
United States Treasury Bonds	0.000%	11/15/21	480	210	F2
United States Treasury Bonds	0.000%	2/15/23	50	21	F2
United States Treasury Bonds	6.250%	8/15/23	150	175
United States Treasury Bonds	0.000%	11/15/27	50	16	F2
United States Treasury Bonds	5.250%	11/15/28	20	21
United States Treasury Bonds	5.250%	2/15/29	200	211
United States Treasury Bonds	6.250%	5/15/30	950	1,141
United States Treasury Bonds	5.375%	2/15/31	2,880	3,139
United States Treasury Inflation-Protected Security	3.375%	1/15/07	2,696	2,830	G

Portfolio of Investments

Core Bond Fund — Continued

	Rate	Maturity Date	Par/Shares	Value

United States Treasury Inflation-Protected Security	3.625%	1/15/08	59	64	G
United States Treasury Inflation-Protected Security	3.875%	1/15/09	174	192	G
United States Treasury Inflation-Protected Security	0.875%	4/15/10	2,053	2,009	G
United States Treasury Inflation-Protected Security	3.375%	1/15/12	75	84	G
United States Treasury Inflation-Protected Security	2.000%	1/15/14	243	248	G
United States Treasury Inflation-Protected Security	2.000%	7/15/14	354	362	G
United States Treasury Inflation-Protected Security	1.625%	1/15/15	140	138	G
United States Treasury Inflation-Protected Security	2.375%	1/15/25	415	446	G
United States Treasury Inflation-Protected Security	3.875%	4/15/29	151	207	G
United States Treasury Notes	1.500%	7/31/05	110	109
United States Treasury Notes	1.875%	12/31/05	70	69
United States Treasury Notes	1.500%	3/31/06	40	39
United States Treasury Notes	2.750%	6/30/06	5,780	5,722
United States Treasury Notes	2.875%	11/30/06	740	730
United States Treasury Notes	3.000%	12/31/06	6,970	6,881
United States Treasury Notes	3.125%	1/31/07	390	386
United States Treasury Notes	3.125%	5/15/07	100	99
United States Treasury Notes	3.375%	2/15/08	4,560	4,492
United States Treasury Notes	3.625%	1/15/10	70	68
United States Treasury Notes	4.000%	3/15/10	1,440	1,429
United States Treasury Notes	4.000%	2/15/15	490	471

Total U.S. Government and Agency Obligations (Identified Cost — $32,297)				32,148

U.S. Government Agency Mortgage-Backed Securities — 31.4%
Fannie Mae	6.000%	8/1/17 to 5/1/34	883	907
Fannie Mae	6.000%	4/1/35	4,400	4,496	H
Fannie Mae	5.500%	12/1/17 to 12/1/34	625	629
Fannie Mae	5.500%	5/1/34	6,500	6,508	H
Fannie Mae	5.000%	4/1/35	2,200	2,151	H
Fannie Mae	6.500%	4/1/35	3,900	4,046	H
Freddie Mac	4.500%	4/1/19	365	357
Government National Mortgage Association	6.000%	11/15/28 to 12/15/33	1,221	1,258
Government National Mortgage Association	6.500%	2/15/32	532	556

Portfolio of Investments

Core Bond Fund — Continued

	Rate	Maturity Date	Par/Shares		Value

Government National Mortgage Association	5.000%	8/15/33 to 5/15/34	1,041		1,029

Total U.S. Government Agency Mortgage-Backed Securities (Identified Cost — $22,050)					21,937

Yankee Bonds I — 4.7%
Cable — 0.1%
Rogers Cable Inc.	5.500%	3/15/14	90		82

Foreign Governments — 2.6%
Russian Federation	5.000%	3/31/30	860		881	D
United Mexican States	8.375%	1/14/11	170		194
United Mexican States	7.500%	4/8/33	718		761

					1,836

Investment Banking/Brokerage — 0.2%
BNP Paribas SA	6.875%	3/1/09	110		119

Manufacturing (Diversified) — 0.5%
Tyco International Group SA	6.375%	10/15/11	45		48
Tyco International Group SA	6.000%	11/15/13	100		105
Tyco International Group SA	6.875%	1/15/29	195		219

					372

Special Purpose — 1.0%
Apache Finance Canada Corporation	4.375%	5/15/15	60		57
Banagricola DPR Funding Ltd.	3.860%	3/15/10	167		167	B,C
Deutsche Telekom International Finance BV	8.250%	6/15/05	400		404
Deutsche Telekom International Finance BV	5.250%	7/22/13	40		40

					668

Telecommunications — 0.3%
British Telecommunications plc	8.375%	12/15/10	100		116
INTELSAT	6.500%	11/1/13	10		8
Telecom Italia Capital S.p.A.	4.950%	9/30/14	70		67	C

					191

Total Yankee Bonds (Identified Cost — $3,197)					3,268

Preferred Stocks — 0.4%
Fannie Mae	5.375%		0.001	shs	94	A

Portfolio of Investments

Core Bond Fund — Continued

	Rate	Maturity Date	Par/Shares		Value

Fannie Mae	7.000%		3	shs	163	B

					257

Total Preferred Stocks (Identified Cost — $253)					257

Total Long-Term Securities (Identified Cost — $77,682)					77,272

Short-Term Securities — 15.1%

U.S. Government and Agency Obligations — 1.1%
— 1.1%
Fannie Mae	0.000%	4/1/05	$225		225	J,K
Fannie Mae	1.650%	5/16/05	305		304
Fannie Mae	0.000%	6/29/05	235		233	J

					762

Total U.S. Government and Agency Obligations					762

Options Purchased — 0.1%
Eurodollar Futures Call, June 2005, Strike Price $95.00			15		8	L
Eurodollar Futures Call, July 2005, Strike Price $95.00			13		7	L
Eurodollar Futures Call, July 2005, Strike Price $96.00			63		30	L
Eurodollar Futures Call, October 2005, Strike Price $95.50			13		7	L
Eurodollar Futures Call, October 2005, Strike Price $96.00			115		18	L
Eurodollar Futures Call, October 2005, Strike Price $96.25			3		0	L
Eurodollar Futures Call, October 2005, Strike Price $96.50			3		0	L
Eurodollar Futures Put, October 2005, Strike Price $95.00			163		1	L
Eurodollar Futures Put, October 2005, Strike Price $96.50			3		1	L
U.S.Treasury Note Futures Call, June 2005, Strike Price $105.00			11		24	L

Portfolio of Investments — Continued

Core Bond Fund — Continued

	Rate	Maturity Date	Par/Shares	Value

				96

Repurchase Agreements — 13.9%
Merrill Lynch Government Securities, Inc. 2.8%, dated 3/31/05, to be repurchased at $4,848 on 4/1/05 (Collateral: $5,080 Federal Home Loan Bank bonds, 3.5%, due 11/3/09, value $5,020)	2.800%	4/1/05	4,848	4,848
Nomura Securities International, Inc. 2.81%, dated 3/31/05, to be repurchased at $4,849 on 4/1/05 (Collateral: $4,895 Fannie Mae notes, 3.15%, due 10/23/09, value $5,018)	2.810%	4/1/05	4,849	4,849

Total Repurchase Agreements				9,697

Total Short-Term Securities (Identified Cost — $10,629)				10,555

Total Investments — 125.6% (Identified Cost — $88,311)				87,827
Other Assets Less Liabilities — (25.6)%				(17,875)

Net Assets — 100.0%				$69,952

Net Asset Value Per Share Primary Class				$9.81

Portfolio of Investments

March 31, 2005 (Unaudited)
(Amounts in Thousands)

Core Bond Fund

	Expiration	Actual	Appreciation/
	Date	Contracts	(Depreciation)

Futures Contracts Purchased
Eurodollar Futures	June 2005	11	$(7)
Eurodollar Futures	June 2005	124	(175)
Eurodollar Futures	December 2005	1	(2)
U.S. Treasury Note Futures	June 2005	57	(20)
U.S. Treasury Bond Futures	June 2005	14	10

			(194)

Futures Contracts Written
U.S. Treasury Note Futures	June 2005	28	$9

Option Contracts Written
U.S. Treasury Note Futures	June 2005	5	$2
U.S. Treasury Note Futures	June 2005	2	11
U.S. Treasury Bond Futures	June 2005	5	1
U.S. Treasury Note Futures	June 2005	15	4
U.S. Treasury Note Futures	September 2005	19	6
U.S. Treasury Bond Futures	June 2005	7	2
U.S. Treasury Note Futures	June 2005	8	1
U.S. Treasury Note Futures	June 2005	8	2
U.S. Treasury Note Futures	June 2005	7	N.M.
U.S. Treasury Note Futures	June 2005	11	1
U.S. Treasury Bond Futures	September 2005	7	1
U.S. Treasury Note Futures	June 2005	18	1
U.S. Treasury Bond Futures	June 2005	9	3
U.S. Treasury Note Futures	June 2005	19	5
U.S. Treasury Note Futures	June 2005	9	N.M.
U.S. Treasury Note Futures	June 2005	1	4
U.S. Treasury Bond Futures	June 2005	6	1
U.S. Treasury Bond Futures	June 2005	2	5

			50

A	Convertible security – Security may be converted into the issuers common stock.

B	Indexed Security – The rates of interest earned on these securities are tied to the London Interbank Offered Rate (‘LIBOR”), or the one-year Treasury Bill rate. The coupon rates are the rates as of March 31, 2005.

C	Rule 144a Security – A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 1.5% of net assets.

D	Stepped coupon security – A security with a predetermined schedule of interest or dividend rate changes.

E	The coupon rate shown on variable securities are the rates shown at March 31, 2005. These rates vary with the weighted average coupon of the underlying loans.

F	Stripped Security – Security with interest-only or principal-only payment streams, denoted by a 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.

G	Inflation-Protected Security – Security whose principal value is adjusted daily or monthly in accordance with changes to the Consumer Price Index for all Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.

H	When issued security – Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.

I	Yankee Bond – A dollar-denominated bond issued in the U.S. by foreign entities.

J	Zero coupon bond – A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

K	Collateral to cover futures contracts.

L	Par represents actual number of contracts.

N.M. – Not meaningful.

Portfolio of Investments

March 31, 2005 (Unaudited)
(Amounts in Thousands)

High Yield Portfolio

	Rate	Maturity Date	Par/Shares	Value

Long-Term Securities 97.6%

Corporate Bonds and Notes - 87.9%
Advertising - 1.2%
Vertis Inc.	10.875%	6/15/09	$1,385	$1,336
WDAC Subsidiary Corp.	8.375%	12/1/14	1,090	1,014

				2,350

Apparel - 1.4%
Levi Strauss & Co.	9.750%	1/15/15	470	462	A
Oxford Industries, Inc.	8.875%	6/1/11	1,161	1,231
Russell Corporation	9.250%	5/1/10	968	1,028

				2,721

Auto and Automotive Parts - 0.9%
Keystone Automotive Operations Inc.	9.750%	11/1/13	1,700	1,709

Automotive Retailer - 1.0%
Asbury Automotive Group Inc.	9.000%	6/15/12	1,896	1,934

Banking and Finance - 0.8%
Refco Finance Holdings	9.000%	8/1/12	1,480	1,569	A

Building Materials - 2.9%
Associated Materials Incorporated	0.000%	3/1/14	2,860	1,988	B
Interface, Inc.	7.300%	4/1/08	553	539
Interface, Inc.	10.375%	2/1/10	1,333	1,493
Nortek, Inc.	8.500%	9/1/14	370	357
NTK Holdings Inc.	0.000%	3/1/14	2,560	1,363	A,B

				5,740

Cable - 3.6%
Charter Communications Holdings, LLC	9.625%	11/15/09	1,400	1,095
Charter Communications Holdings, LLC	10.250%	9/15/10	2,535	2,586
CSC Holdings Inc.	7.625%	4/1/11	165	171
CSC Holdings Inc.	6.750%	4/15/12	170	169	A
CSC Holdings Inc.	7.875%	2/15/18	430	456
CSC Holdings Inc.	7.625%	7/15/18	946	984

Portfolio of Investments — Continued

High Yield Portfolio — Continued

	Rate	Maturity Date	Par/Shares	Value

Insight Communications Company, Inc.	0.000%	2/15/11	790	786	B
LodgeNet Entertainment Corporation	9.500%	6/15/13	882	962

				7,209

Casino Resorts - 2.4%
Inn of The Mountain Gods Resort and Casino	12.000%	11/15/10	1,610	1,892
Premier Entertainment Biloxi LLC	10.750%	2/1/12	2,787	2,843
Station Casinos, Inc.	6.875%	3/1/16	90	90

				4,825

Chemicals - 0.9%
Georgia Gulf Corporation	7.625%	11/15/05	6	6
MacDermid, Incorporated	9.125%	7/15/11	22	24
PQ Corporation	7.500%	2/15/13	710	699	A
Westlake Chemical Corporation	8.750%	7/15/11	1,032	1,129

				1,858

Coal - 0.8%
Alpha Natural Resources LLC	10.000%	6/1/12	1,360	1,523	A

Computer Services and Systems - 0.2%
Activant Solutions, Inc.	9.090%	4/1/10	390	398	A,C

Containers and Packaging - 3.3%
Graham Packaging Company, Inc.	9.875%	10/15/14	1,410	1,410	A
Graphic Packaging International Corp.	9.500%	8/15/13	1,160	1,230
Jefferson Smurfit Corporation (US)	8.250%	10/1/12	450	462
Owens-Illinois, Inc.	7.500%	5/15/10	420	433
Portola Packaging, Inc.	8.250%	2/1/12	2,560	1,920
Solo Cup Company	8.500%	2/15/14	1,240	1,240

				6,695

Electric - 1.3%
Orion Power Holdings, Inc.	12.000%	5/1/10	520	632
The AES Corporation	7.750%	3/1/14	940	971
The AES Corporation	9.000%	5/15/15	943	1,037	A

				2,640

Portfolio of Investments — Continued

High Yield Portfolio — Continued

	Rate	Maturity Date	Par/Shares	Value

Electronics — 0.7%
Rayovac Corporation	8.500%	10/1/13	960	989
Rayovac Corporation	7.375%	2/1/15	370	354	A

				1,343

Energy — 5.1%
Calpine Corporation	7.625%	4/15/06	1,380	1,339
Calpine Generating Co., LLC	11.169%	4/1/11	1,280	1,222	C
Calpine Generating Co., LLC	11.500%	4/1/11	1,730	1,609
Elwood Energy LLC	8.159%	7/5/26	1,780	1,976
Midwest Generation LLC	8.560%	1/2/16	750	838
Midwest Generation LLC	8.750%	5/1/34	1,000	1,115
NRG Energy, Inc.	8.000%	12/15/13	1,387	1,467	A
Reliant Energy Inc.	6.750%	12/15/14	750	699

				10,265

Entertainment — 0.7%
Cinemark, Inc.	0.000%	3/15/14	1,390	987	B
Warner Music Group	7.375%	4/15/14	350	360

				1,347

Environmental Services — 1.7%
Allied Waste North America Incorporated	8.875%	4/1/08	178	184
Allied Waste North America Incorporated	8.500%	12/1/08	1,364	1,398
Capital Environment Resource, Inc.	9.500%	4/15/14	1,790	1,808	A

				3,390

Food, Beverage and Tobacco — 0.8%
Domino’s, Inc.	8.250%	7/1/11	974	1,018
Stater Bros. Holdings Inc.	6.510%	6/15/10	640	633	C

				1,651

Gaming — 0.8%
River Rock Entertainment Authority	9.750%	11/1/11	1,510	1,653

Gas and Pipeline Utilities — 3.1%
ANR Pipeline, Inc.	8.875%	3/15/10	322	348
ANR Pipeline, Inc.	9.625%	11/1/21	477	593

Portfolio of Investments — Continued

High Yield Portfolio — Continued

	Rate	Maturity Date	Par/Shares	Value

Dynegy Holdings Inc.	8.750%	2/15/12	260	249
Dynegy Holdings Inc.	10.125%	7/15/13	1,260	1,373	A
Southern Natural Gas Company	8.875%	3/15/10	678	735
The Williams Companies, Inc.	7.500%	1/15/31	440	462
The Williams Companies, Inc.	8.750%	3/15/32	2,141	2,543

				6,303

Health Care — 3.6%
Ardent Health Services	10.000%	8/15/13	2,000	2,370
Community Health Systems Inc.	6.500%	12/15/12	590	575	A
Tenet Healthcare Corporation	9.875%	7/1/14	2,917	3,034
Tenet Healthcare Corporation	9.250%	2/1/15	1,170	1,167	A

				7,146

Machinery — 1.9%
Case New Holland Incorporated	9.250%	8/1/11	1,698	1,808	A
Case New Holland Incorporated	9.250%	8/1/11	152	162	A
Grant Prideco, Inc.	9.000%	12/15/09	877	947
Joy Global Inc.	8.750%	3/15/12	185	204
Terex Corporation	7.375%	1/15/14	610	622

				3,743

Manufacturing (Diversified) — 3.1%
Ames True Temper	6.640%	1/15/12	1,150	1,081	A,C
Ames True Temper	10.000%	7/15/12	1,000	850
Jacuzzi Brands Incorporated	9.625%	7/1/10	1,444	1,588
KI Holdings Incorporated	0.000%	11/15/14	1,140	701	A,B
Koppers Inc.	9.875%	10/15/13	690	769
MMI Products, Inc.	11.250%	4/15/07	230	229
Samsonite Corporation	8.875%	6/1/11	960	1,006

				6,224

Media — 2.4%
EchoStar DBS Corporation	5.810%	10/1/08	450	461	C
EchoStar DBS Corporation	6.625%	10/1/14	1,150	1,111	A
Paxson Communications Corporation	10.750%	7/15/08	645	640
Paxson Communications Corporation	0.000%	1/15/09	25	23	B
PRIMEDIA Inc.	8.164%	5/15/10	940	997	C
PRIMEDIA Inc.	8.875%	5/15/11	480	500
Sinclair Broadcast Group, Inc.	8.750%	12/15/11	940	987

				4,719

Portfolio of Investments — Continued

High Yield Portfolio — Continued

	Rate	Maturity Date	Par/Shares	Value

Medical Care Facilities — 1.5%
DaVita, Inc.	6.625%	3/15/13	200	198	A
DaVita, Inc.	7.250%	3/15/15	910	892	A
HCA, Inc.	9.000%	12/15/14	470	546
HCA, Inc.	7.690%	6/15/25	480	494
Select Medical Corporation	7.625%	2/1/15	950	950	A

				3,080

Medical Products — N.M.
Fresenius Medical Care Capital Trust II	7.875%	2/1/08	89	93	D

Medical Supplies and Services — 0.5%
AmeriPath Inc.	10.500%	4/1/13	968	963

Oil and Gas — 7.2%
Belden & Blake Corporation	8.750%	7/15/12	1,915	1,901
Chesapeake Energy Corporation	9.000%	8/15/12	943	1,041
Chesapeake Energy Corporation	7.500%	9/15/13	40	42
Chesapeake Energy Corporation	6.375%	6/15/15	130	128	A
El Paso CGP Co.	7.750%	6/15/10	1,180	1,180
El Paso Corporation	7.800%	8/1/31	870	818
El Paso Corporation	7.750%	1/15/32	1,110	1,046
El Paso Production Holding Company	7.750%	6/1/13	1,010	1,023
Encore Acquisition Company	6.250%	4/15/14	160	160
KCS Energy, Inc.	7.125%	4/1/12	930	939
Pacific Energy Partners	7.125%	6/15/14	460	476
Parker Drilling Company	9.625%	10/1/13	1,170	1,293
Plains Exploration & Production Company	7.125%	6/15/14	810	847
Pride International, Inc.	7.375%	7/15/14	940	996
Suburban Propane Partners LP	6.875%	12/15/13	1,610	1,586
Vintage Petroleum, Inc.	7.875%	5/15/11	722	765
Vintage Petroleum, Inc.	8.250%	5/1/12	250	271

				14,512

Paper and Forest Products — 0.7%
Georgia-Pacific Corp.	9.500%	12/1/11	902	1,065
Georgia-Pacific Corp.	9.375%	2/1/13	342	382

				1,447

Portfolio of Investments — Continued

High Yield Portfolio — Continued

	Rate	Maturity Date	Par/Shares	Value

Pharmaceuticals — 0.8%
Leiner Health Products Inc.	11.000%	6/1/12	1,430	1,537

Publishing — 0.4%
Dex Media East LLC	9.875%	11/15/09	19	21
Dex Media East LLC	12.125%	11/15/12	641	759

				780

Real Estate — 1.0%
Forest City Enterprises, Inc.	7.625%	6/1/15	140	149
Forest City Enterprises, Inc.	6.500%	2/1/17	910	919
Ventas Realty, Limited Partnership	8.750%	5/1/09	475	517
Ventas Realty, Limited Partnership	9.000%	5/1/12	408	463

				2,048

Rental and Lease Services (Commercial) — 0.7%
NationsRent Inc.	9.500%	10/15/10	1,390	1,487

Retail — 2.4%
Norcraft Companies	9.000%	11/1/11	970	1,004
Toys “R” Us, Inc.	7.875%	4/15/13	610	544
Toys “R” Us, Inc.	7.375%	10/15/18	3,880	3,240

				4,788

Special Purpose — 14.8%
AAC Group Holding Corporation	0.000%	10/1/12	2,860	2,059	A,B
Alamosa Incorporated	11.000%	7/31/10	444	505
Alamosa Incorporated	8.500%	1/31/12	640	663
American Commercial Lines / ACL Finance	9.500%	2/15/15	1,020	1,053	A
Denny’s Corp. Holdings, Inc.	10.000%	10/1/12	950	997	A
Di Finance Corporation	9.500%	2/15/13	2,460	2,389	A
Goodman Global Holding Company, Inc.	7.875%	12/15/12	1,060	970	A
H & E Equipment Services LLC	11.125%	6/15/12	1,024	1,152
H Lines Finance Holding Corporation	0.000%	4/1/13	1,530	1,193	A,B
K&F Parent Inc.	11.500%	2/1/15	310	304	A,E
Milacron Escrow Corporation	11.500%	5/15/11	2,265	2,469
Norcraft Holdings LP	0.000%	9/1/12	670	476	B

Portfolio of Investments — Continued

High Yield Portfolio — Continued

	Rate	Maturity Date	Par/Shares	Value

Qwest Capital Funding Incorporated	7.900%	8/15/10	1,253	1,200
Rainbow National Services LLC	8.750%	9/1/12	510	548	A
Rainbow National Services LLC	10.375%	9/1/14	1,000	1,118	A
Sensus Metering Systems Inc.	8.625%	12/15/13	1,821	1,862
Sithe Independence Funding Corporation	9.000%	12/30/13	930	1,038
Texas Genco LLC	6.875%	12/15/14	1,253	1,256	A
The Williams Companies, Inc. Credit Certificate Trust	6.750%	4/15/09	910	926	A
TransDigm Funding Corp.	8.375%	7/15/11	1,027	1,054
UCAR Finance Inc.	10.250%	2/15/12	1,195	1,279
UGS Corporation	10.000%	6/1/12	900	995	A
Valor Telecommunications	7.750%	2/15/15	1,000	995	A
Visant Corp.	7.625%	10/1/12	1,520	1,505
WII Components, Inc.	10.000%	2/15/12	1,000	1,025
WMG Holdings Corporation	0.000%	12/15/14	1,010	697	A,B

				29,728

Steel Products — 0.6%
Allegheny Technologies, Inc.	8.375%	12/15/11	1,120	1,198

Storage Facilities — 0.3%
Mobile Mini, Inc.	9.500%	7/1/13	490	551

Telecommunications — 5.1%
AT&T Corp.	9.050%	11/15/11	650	739
Cincinnati Bell Inc.	8.375%	1/15/14	1,950	1,921
Cincinnati Bell Inc.	8.375%	1/15/14	130	128	A
Hanarotelecom Inc.	7.000%	2/1/12	1,215	1,176	A
Qwest Communications International Inc.	7.500%	2/15/11	1,080	1,056	A
Qwest Corporation	7.875%	9/1/11	1,580	1,627	A
Qwest Services Corporation	14.000%	12/15/10	2,169	2,511	A
Telcordia Technologies Inc.	10.000%	3/15/13	1,030	1,022	A

				10,180

Telecommunications (Cellular/Wireless) — 3.8%
Centennial Communications Corporation	8.125%	2/1/14	1,980	2,029
Nextel Communications, Inc.	5.950%	3/15/14	1,132	1,126
Nextel Communications, Inc.	7.375%	8/1/15	495	523
Rural Cellular Corporation	9.750%	1/15/10	1,130	1,034
Rural Cellular Corporation	8.250%	3/15/12	370	377

Portfolio of Investments — Continued

High Yield Portfolio — Continued

	Rate	Maturity Date	Par/Shares	Value

SBA Communications Corporation	8.500%	12/1/12	996	1,031	A
Ubiquitel Operating Company	9.875%	3/1/11	610	673	A
US Unwired Inc.	10.000%	6/15/12	800	886

				7,679

Transportation — 2.8%
Continental Airlines, Inc.	7.373%	12/15/15	951	795
Continental Airlines, Inc.	6.748%	3/15/17	757	618
Gulfmark Offshore, Inc.	7.750%	7/15/14	1,110	1,143	A
Horizon Lines, LLC	9.000%	11/1/12	920	980	A
Kansas City Southern Railway	9.500%	10/1/08	121	132
OMI Corporation	7.625%	12/1/13	966	1,004
Progress Rail Corp.	7.750%	4/1/12	900	900	A,C

				5,572

Water Utilities — 0.7%
National Waterworks, Inc.	10.500%	12/1/12	1,247	1,387

Total Corporate Bonds and Notes (Identified Cost — $173,545)				175,985

Mortgage-Backed Securities — 0.4%
Blackrock Capital Finance L.P. 1996-R1	9.477%	9/25/26	838	562
Blackrock Capital Finance L.P. 1997-R1	7.750%	3/25/37	589	252	A
Ocwen Residential Mortgage Corporation 1998-R1	7.000%	10/25/40	298	47

Total Mortgage-Backed Securities (Identified Cost — $898)				861

Yankee Bonds F — 8.3%
Aluminum — 0.4%
Novelis, Inc.	7.250%	2/15/15	850	833	A

Chemicals — 1.2%
Rhodia SA	10.250%	6/1/10	2,270	2,474

Electric — 0.8%
Empresa Nacional de Electricidad S.A.	8.350%	8/1/13	50	56

Portfolio of Investments — Continued

High Yield Portfolio — Continued

	Rate	Maturity Date	Par/Shares		Value

Empresa Nacional de Electricidad S.A.	8.625%	8/1/15	1,280		1,477

					1,533

Foreign Governments — 0.7%
Federative Republic of Brazil	14.500%	10/15/09	1,070		1,344

Media — 0.7%
Kabel Deutschland GmbH	10.625%	7/1/14	1,340		1,481	A

Oil and Gas — 0.8%
Western Oil Sands Inc.	8.375%	5/1/12	1,425		1,622

Paper and Forest Products — 0.5%
Abitibi Consolidated Inc.	6.510%	6/15/11	536		538	C
Abitibi Consolidated Inc.	8.375%	4/1/15	470		457

					995

Telecommunications — 1.9%
Inmarsat Finance II Plc	0.000%	11/15/12	1,811		1,277	B
Inmarsat Finance Plc	7.625%	6/30/12	690		687
INTELSAT	7.625%	4/15/12	1,470		1,279
INTELSAT	6.500%	11/1/13	640		513

					3,756

Telecommunications (Cellular/Wireless) — 0.8%
Rogers Wireless Communications Inc.	9.625%	5/1/11	1,088		1,235
Rogers Wireless Communications Inc.	8.000%	12/15/12	330		339

					1,574

Transportation — 0.5%
Teekay Shipping Corporation	8.875%	7/15/11	915		1,020

Total Yankee Bonds (Identified Cost — $16,581)					16,632

Common Stocks — 0.2%
Engineering and Construction — 0.2%
Washington Group International, Inc.			8	shs	382	G

Food — N.M.

Portfolio of Investments — Continued

High Yield Portfolio — Continued

	Rate	Maturity Date	Par/Shares	Value

International Fast Food Corporation			40	N.M.	G

Telecommunications — N.M.
Cincinnati Bell Inc.			0.235	1	G

Total Common Stocks (Identified Cost — $2,846)				383

Preferred Stocks — 0.6%
High Voltage Engineering Corporation	0.00%			N.M.	E

Paxson Communications Corporation	0.00%			1,068	E

Total Preferred Stocks (Identified Cost — $1,730)				1,068

Warrants — 0.2%
American Tower Corporation			1 wts	186	A,G
Next Generation Network, Inc.			16	0	G
Washington Group International, Series A			5	87	G
Washington Group International, Series B			6	80	G
Washington Group International, Series C			3	38	G

Total Warrants (Identified Cost — $291)				391

Total Long-Term Securities (Identified Cost — $195,891)				195,320

Short-Term Securities — 0.5%

Repurchase Agreements — 0.5%
Goldman, Sachs & Company 2.8%, dated 3/31/05, to be repurchased at $495 on 4/1/05 (Collateral: $510 Tennessee Valley Authority zero coupon note, due 5/5/05, value $999)			$495	495
Merrill Lynch Government Securities, Inc. 2.8%, dated 3/31/05, to be repurchased on 4/1/05 (Collateral: $495 Federal Home Loan Bank bonds, 5.375%, due 8/15/24, value $510)			495	495

Portfolio of Investments — Continued

High Yield Portfolio — Continued

	Rate	Maturity Date	Par/Shares	Value

				990

Total Short-Term Securities (Identified Cost — $990)				990

Total Investments — 98.1% (Identified Cost — $196,881)				196,310
Other Assets Less Liabilities — 1.9%				3,887

Net Assets — 100.0%				$200,197

Net Asset Value Per Share
Primary Class				$9.14

Institutional Class				$9.16

A	Rule 144a Security – A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 26.9% of net assets.

B	Stepped coupon security – A security with a predetermined schedule of interest or dividend rate changes. Coupon rates are the rates as of March 31, 2005.

C	Indexed Security – The rates of interest earned on these securities are tied to the London Interbank Offered Rate (‘LIBOR”). The coupon rates are the rates as of March 31, 2005.

D	Unit – A security which consists of a bond and warrants to purchase the stock of the issuer.

E	Pay-in-Kind (“PIK”) security – A security in which interest or dividends during the initial few years is paid in additional PIK securities rather than in cash.

F	Yankee Bond – A dollar-denominated bond issued in the U.S. by foreign entities.

G	Non-income producing.

H	Private placement.

N.M.- Not meaningful.

Portfolio of Investments

March 31, 2005 (Unaudited)
(Amounts in Thousands)

Investment Grade Income Portfolio

	Rate	Maturity Date	Par/Shares	Value
Long-Term Securities — 97.9%

Corporate Bonds and Notes — 72.1%
Aerospace/Defense — 1.3%
General Dynamics Corporation	3.000%	05/15/08	$525	$504
L-3 Communications Corp.	7.625%	06/15/12	1,000	1,062
Lockheed Martin Corporation	8.500%	12/01/29	760	1,030
Northrop Grumman Corporation	4.079%	11/16/06	680	679
Northrop Grumman Corporation	7.750%	02/15/31	170	215
Raytheon Company	6.150%	11/01/08	489	512
Raytheon Company	5.375%	04/01/13	1,240	1,258

				5,260

Auto Parts and Equipment — 0.2%
American Axle & Manufacturing Inc.	5.250%	02/11/14	800	714

Automotive — 1.1%
Ford Motor Company	7.450%	07/16/31	1,975	1,787
Ford Motor Company	8.900%	01/15/32	370	374
General Motors Corporation	8.250%	07/15/23	650	561
General Motors Corporation	8.375%	07/15/33	1,990	1,703

				4,425

Banking and Finance — 8.2%
AIFUL Corporation	4.450%	02/16/10	415	405	A
Boeing Capital Corporation	6.500%	02/15/12	1,000	1,085
Boeing Capital Corporation	5.800%	01/15/13	1,500	1,570
Countrywide Home Loans, Inc.	2.875%	02/15/07	1,320	1,286
Countrywide Home Loans, Inc.	3.250%	05/21/08	1,200	1,149
Countrywide Home Loans, Inc.	4.125%	09/15/09	340	327
Ford Motor Credit Company	6.500%	01/25/07	6,950	7,020
Ford Motor Credit Company	4.950%	01/15/08	250	240
Ford Motor Credit Company	7.375%	10/28/09	2,970	2,983
Ford Motor Credit Company	7.375%	02/01/11	2,390	2,375
Ford Motor Credit Company	7.250%	10/25/11	2,070	2,043
Ford Motor Credit Company	7.000%	10/01/13	340	329
General Motors Acceptance Corporation	3.695%	05/18/06	1,725	1,688	B
General Motors Acceptance Corporation	6.125%	08/28/07	3,000	2,925
General Motors Acceptance Corporation	5.625%	05/15/09	590	538
General Motors Acceptance Corporation	6.875%	09/15/11	750	679

Portfolio of Investments - Continued

Investment Grade Income Portfolio - Continued

	Rate	Maturity Date	Par/Shares	Value
General Motors Acceptance Corporation	0.000%	06/15/15	2,700	1,054	C
HSBC Finance Corporation	4.125%	11/16/09	1,325	1,288
John Deere Capital Corporation	4.500%	08/22/07	495	497
MBNA America Bank	5.375%	01/15/08	1,200	1,224
National Rural Utilities Cooperative Finance Corporation	7.250%	03/01/12	1,700	1,921
SB Treasury Company LLC	9.400%	12/29/49	840	945	A

				33,571

Banks — 4.4%
Bank of America Corporation	3.375%	02/17/09	1,500	1,439
Bank of America Corporation	7.400%	01/15/11	1,785	2,012
Bank of America Corporation	4.750%	08/15/13	470	461
Bank One Corporation	4.125%	09/01/07	2,130	2,133
BankAmerica Capital	3.230%	01/15/27	585	572	B
CBA Capital Trust I	5.805%	12/31/49	3,510	3,514	A
Chase Capital II	3.243%	02/01/27	1,980	1,867	B
Key Bank NA	5.800%	07/01/14	535	559
UnionBanCal Corporation	5.250%	12/16/13	785	781
Wachovia Bank NA	7.800%	08/18/10	580	664
Wachovia Corporation	3.625%	02/17/09	2,400	2,323
Washington Mutual, Inc.	4.200%	01/15/10	700	681
Washington Mutual, Inc.	4.625%	04/01/14	1,000	945

				17,951

Building Materials — N.M.
American Standard, Inc.	8.250%	06/01/09	37	42
American Standard, Inc.	7.625%	02/15/10	5	5

				47

Cable — 1.5%
Comcast Cable Communications, Inc.	6.750%	01/30/11	960	1,037
Comcast Corporation	7.050%	03/15/33	1,800	2,013
Cox Communications, Inc.	4.625%	01/15/10	1,410	1,370	A
CSC Holdings Inc.	7.625%	07/15/18	1,500	1,560
Tele-Communications, Inc.	7.125%	02/15/28	180	205

				6,185

Casino Resorts — 0.2%
Harrah’s Operating Company, Inc.	7.875%	12/15/05	500	510

Portfolio of Investments - Continued

Investment Grade Income Portfolio - Continued

	Rate	Maturity Date	Par/Shares	Value
Harrah’s Operating Company, Inc.	5.500%	07/01/10	410	417

				927

Chemicals — 0.7%
E. I. du Pont de Nemours and Company	4.875%	04/30/14	1,100	1,096
The Dow Chemical Company	6.000%	10/01/12	750	799
The Dow Chemical Company	7.375%	11/01/29	800	975

				2,870

Computer Services and Systems — 1.2%
Electronic Data Systems Corporation	7.125%	10/15/09	530	570
Electronic Data Systems Corporation	6.500%	08/01/13	500	511
Electronic Data Systems Corporation	7.450%	10/15/29	570	609
Hewlett-Packard Company	3.625%	03/15/08	1,500	1,471
International Business Machines Corporation	4.750%	11/29/12	1,750	1,743

				4,904

Consumer Products — 0.3%
The Clorox Company	5.000%	01/15/15	350	349	A
The Procter & Gamble Company	4.300%	08/15/08	1,000	1,002

				1,351

Diversified Financial Services — 5.7%
Associates Corporation of North America	8.150%	08/01/09	775	879
Beaver Valley Funding Corp.	9.000%	06/01/17	1,100	1,284
Capital One Bank	4.875%	05/15/08	150	151
Capital One Financial Corporation	7.250%	05/01/06	1,700	1,756
Capital One Financial Corporation	8.750%	02/01/07	400	430
Capital One Financial Corporation	7.125%	08/01/08	340	363
CIT Group Inc.	3.875%	11/03/08	1,065	1,036
Citigroup Inc.	5.000%	03/06/07	2,400	2,434
Citigroup Inc.	5.000%	09/15/14	1,600	1,571
General Electric Capital Corporation	3.500%	05/01/08	4,140	4,030

Portfolio of Investments - Continued

Investment Grade Income Portfolio - Continued

	Rate	Maturity Date	Par/Shares	Value
General Electric Capital Corporation	3.750%	12/15/09	4,900	4,710
General Electric Capital Corporation	5.450%	01/15/13	2,000	2,054
General Electric Capital Corporation	6.750%	03/15/32	5	6
iStar Financial Inc.	6.000%	12/15/10	580	598
Mizuho Preferred Capital Corp. LLC	8.790%	12/29/49	1,520	1,689	A
Wells Fargo & Company	5.000%	11/15/14	90	89

				23,080

Drug and Grocery Store Chains — 0.5%
Kroger Company	8.000%	09/15/29	1,000	1,196
Safeway Inc.	5.800%	08/15/12	750	770

				1,966

Electric — 4.5%
AEP Texas Central Company	5.500%	02/15/13	1,060	1,081
American Electric Power Company, Inc.	6.125%	05/15/06	965	986
American Electric Power Company, Inc.	5.250%	06/01/15	350	347
Commonwealth Edison Company	6.150%	03/15/12	560	605
Dominion Resources, Inc.	5.125%	12/15/09	490	496
Dominion Resources, Inc.	5.700%	09/17/12	590	612
FirstEnergy Corp.	6.450%	11/15/11	2,285	2,411
FirstEnergy Corp.	7.375%	11/15/31	4,440	5,029
Niagara Mohawk Power Corporation	7.750%	10/01/08	1,010	1,116
Oncor Electric Delivery Company	7.000%	09/01/22	500	566
Southern California Edison Company	8.000%	02/15/07	311	331
System Energy Resources, Inc.	4.875%	10/01/07	1,020	1,026
Tampa Electric Company	6.375%	08/15/12	380	411
The Cleveland Electric Illuminating Company	5.650%	12/15/13	940	957
The Cleveland Electric Illuminating Company	7.880%	11/01/17	850	1,019
The Detroit Edison Company	5.200%	10/15/12	1,260	1,267

				18,260

Portfolio of Investments - Continued

Investment Grade Income Portfolio - Continued

	Rate	Maturity Date	Par/Shares	Value
Energy — 4.0%
Alabama Power Company	3.125%	05/01/08	920	886
DTE Energy Company	6.375%	04/15/33	350	364
Duke Energy Corporation	3.750%	03/05/08	1,020	1,000
Duke Energy Corporation	5.625%	11/30/12	270	278
Exelon Corporation	6.750%	05/01/11	2,000	2,176
MidAmerican Energy Holdings Company	5.875%	10/01/12	750	779
Pacific Gas and Electric Company	3.260%	04/03/06	605	606	B
Pacific Gas and Electric Company	6.050%	03/01/34	4,610	4,734
Sempra Energy	3.318%	05/21/08	1,685	1,689	B
TXU Corp.	6.375%	06/15/06	100	102
TXU Corp.	6.550%	11/15/34	1,500	1,422	A
TXU Energy Co.	3.420%	01/17/06	355	355	A,B
TXU Energy Co.	7.000%	03/15/13	930	1,018
Xcel Energy, Inc.	7.000%	12/01/10	900	991

				16,400

Environmental Services — 0.6%
Republic Services, Inc.	6.750%	08/15/11	1,340	1,465
Waste Management, Inc.	6.375%	11/15/12	310	336
Waste Management, Inc.	7.375%	05/15/29	690	803

				2,604

Food, Beverage and Tobacco — 3.2%
Altria Group, Inc.	7.000%	11/04/13	1,385	1,486
Coca-Cola Enterprises Inc.	5.250%	05/15/07	980	1,000
Kellogg Company	6.600%	04/01/11	1,000	1,090
Kellogg Company	7.450%	04/01/31	650	807
Kraft Foods Inc.	4.125%	11/12/09	3,850	3,748
Kraft Foods Inc.	6.250%	06/01/12	210	226
Kraft Foods Inc.	6.500%	11/01/31	1,050	1,160
R.J. Reynolds Tobacco Holdings, Inc.	7.750%	05/15/06	1,280	1,326
R.J. Reynolds Tobacco Holdings, Inc.	7.875%	05/15/09	860	925
The Pepsi Bottling Group, Inc.	7.000%	03/01/29	340	406
Tyson Foods, Inc.	7.000%	01/15/28	800	870

				13,044

Gas and Pipeline Utilities — 1.5%
CenterPoint Energy Resources Corp.	7.875%	04/01/13	1,010	1,171

Portfolio of Investments - Continued

Investment Grade Income Portfolio - Continued

	Rate	Maturity Date	Par/Shares	Value
Dynegy Holdings Inc.	8.750%	02/15/12	1,690	1,618
Tennessee Gas Pipeline Company	8.375%	06/15/32	1,000	1,111
The Williams Companies, Inc.	7.625%	07/15/19	2,000	2,165

				6,065

Health Care — 1.0%
Tenet Healthcare Corporation	7.375%	02/01/13	2,310	2,177
Tenet Healthcare Corporation	6.875%	11/15/31	750	600
WellPoint Inc.	5.000%	12/15/14	1,330	1,305	A

				4,082

Homebuilding — 0.4%
Centex Corporation	5.125%	10/01/13	420	407
D.R. Horton, Inc.	5.250%	02/15/15	1,110	1,014
Pulte Homes, Inc.	6.250%	02/15/13	385	397

				1,818

Investment Banking/Brokerage — 5.7%
J.P. Morgan Chase & Co.	5.125%	09/15/14	6,175	6,077
Lehman Brothers Holdings Inc.	6.250%	05/15/06	2,000	2,048
Lehman Brothers Holdings Inc.	4.800%	03/13/14	800	772
Merrill Lynch & Co., Inc.	3.375%	09/14/07	1,345	1,319
Merrill Lynch & Co., Inc.	6.000%	02/17/09	800	837
Merrill Lynch & Co., Inc.	5.000%	01/15/15	1,420	1,376
Morgan Stanley	5.800%	04/01/07	2,600	2,673
The Bear Stearns Companies Inc.	4.000%	01/31/08	1,600	1,579
The Goldman Sachs Group, Inc.	4.750%	07/15/13	4,490	4,319
The Goldman Sachs Group, Inc.	6.345%	02/15/34	2,025	2,075

				23,075

Machinery — 0.3%
Case New Holland Incorporated	9.250%	08/01/11	1,000	1,065	A

Manufacturing (Diversified) — 0.1%
The Gillette Company	2.875%	03/15/08	410	395

Media — 3.2%
Clear Channel Communications, Inc.	4.400%	05/15/11	1,210	1,140
EchoStar DBS Corporation	5.810%	10/01/08	500	512	B
Liberty Media Corporation	4.510%	09/17/06	2,335	2,366	B
Liberty Media Corporation	8.500%	07/15/29	340	352

Portfolio of Investments - Continued

Investment Grade Income Portfolio - Continued

	Rate	Maturity Date	Par/Shares	Value
Liberty Media Corporation	8.250%	02/01/30	120	122
News America, Inc.	6.550%	03/15/33	965	1,006
Time Warner Entertainment Company, L.P.	8.375%	07/15/33	855	1,075
Time Warner Inc.	6.150%	05/01/07	1,390	1,435
Time Warner Inc.	6.875%	05/01/12	1,260	1,376
Time Warner Inc.	7.700%	05/01/32	1,740	2,065
Viacom Inc.	7.700%	07/30/10	90	100
Viacom Inc.	5.625%	08/15/12	1,315	1,331

				12,880

Media and Entertainment — 0.3%
The Walt Disney Company	6.200%	06//14	1,280	1,367

Medical Care Facilities — 1.2%
Coventry Health Care, Inc.	5.875%	01/15/12	1,050	1,050	A
HCA, Inc.	6.300%	10/01/12	1,790	1,789
HCA, Inc.	5.750%	03/15/14	2,280	2,176

				5,015

Metals and Mining — 0.5%
Alcoa Inc.	5.375%	01/15/13	1,800	1,847

Oil and Gas — 4.7%
Amerada Hess Corporation	7.300%	08/15/31	3,740	4,218
Apache Corporation	6.250%	04/15/12	1,150	1,254
Conoco Inc.	6.950%	04/15/29	820	978
ConocoPhillips	4.750%	10/15/12	2,810	2,792
Devon Energy Corporation	7.950%	04/15/32	1,520	1,916
El Paso Corporation	7.800%	08/01/31	1,660	1,560
El Paso Corporation	7.750%	01/15/32	340	321
Kerr-McGee Corporation	7.875%	09/15/31	1,265	1,427
Ocean Energy Inc.	4.375%	10/01/07	965	963
Panhandle Eastern Pipe Line Company	4.800%	08/15/08	1,170	1,171
Pemex Project Funding Master Trust	8.500%	02/15/08	100	109
Pride International, Inc.	7.375%	07/15/14	800	848
Valero Energy Corporation	6.875%	04/15/12	565	627
XTO Energy, Inc.	6.250%	04/15/13	745	800

				18,984

Paper and Forest Products — 1.1%
International Paper Company	5.500%	01/15/14	1,000	1,017

Portfolio of Investments - Continued

Investment Grade Income Portfolio - Continued

	Rate	Maturity Date	Par/Shares	Value
Weyerhaeuser Company	6.125%	03/15/07	331	343
Weyerhaeuser Company	6.750%	03/15/12	2,150	2,361
Weyerhaeuser Company	7.375%	03/15/32	720	842

				4,563

Pharmaceuticals — 0.4%
Bristol-Myers Squibb Company	4.750%	10/01/06	300	304
Bristol-Myers Squibb Company	5.750%	10/01/11	1,160	1,211

				1,515

Photo Equipment and Supplies — 0.4%
Eastman Kodak Company	3.625%	05/15/08	975	932
Eastman Kodak Company	7.250%	11/15/13	500	523

				1,455

Real Estate — 0.4%
EOP Operating Limited Partnership	6.750%	02/15/12	1,500	1,627

Retail — 0.6%
Target Corporation	5.875%	03/01/12	860	908
Toys “R” Us, Inc.	7.875%	04/15/13	1,000	893
Wal-Mart Stores, Inc.	6.875%	08/10/09	475	517

				2,318

Special Purpose — 8.2%
Ahold Finance USA, Inc.	8.250%	07/15/10	960	1,054
American Honda Finance Corporation	3.850%	11/06/08	960	938	A
Anadarko Finance Company	6.750%	05/01/11	970	1,068
Arch Western Finance, LLC	6.750%	07/01/13	1,000	1,005
Caterpillar Financial Services Corporation	4.500%	06/15/09	1,040	1,033
ChevronTexaco Capital Company	3.500%	09/17/07	1,000	984
Conoco Funding Company	5.450%	10/15/06	1,250	1,277
DaimlerChrysler NA Holding Corporation	6.400%	05/15/06	800	817
DaimlerChrysler NA Holding Corporation	3.450%	09/10/07	1,520	1,522	B
DaimlerChrysler NA Holding Corporation	4.050%	06/04/08	470	456
DaimlerChrysler NA Holding Corporation	7.200%	09/01/09	260	280
DaimlerChrysler NA Holding Corporation	7.300%	01/15/12	735	801

Portfolio of Investments - Continued

Investment Grade Income Portfolio - Continued

	Rate	Maturity Date	Par/Shares	Value
DaimlerChrysler NA Holding Corporation	6.500%	11/15/13	290	302
DaimlerChrysler NA Holding Corporation	8.500%	01/18/31	1,800	2,172
Duke Capital Corporation	6.250%	02/15/13	340	359
Fosters Finance Corporation	4.875%	10/01/14	840	804	A
NiSource Finance Corp.	3.200%	11/01/06	985	965
Rabobank Capital Funding Trust III	5.254%	12/29/49	2,470	2,446	A
Sprint Capital Corporation	4.780%	08/17/06	1,055	1,062
Sprint Capital Corporation	6.000%	01/15/07	700	720
Sprint Capital Corporation	8.375%	03/15/12	1,520	1,776
Sprint Capital Corporation	8.750%	03/15/32	2,170	2,815
TCI Communications Financing III	9.650%	03/31/27	3,350	3,788
Toyota Motor Credit Corporation	5.500%	12/15/08	1,000	1,035
Unilever Capital Corporation	7.125%	11/01/10	480	538
Verizon Global Funding Corp.	6.125%	06/15/07	2,065	2,142
Verizon Global Funding Corp.	7.750%	06/15/32	375	456
Verizon Wireless Capital LLC	5.375%	12/15/06	800	815

				33,430

Telecommunications — 1.5%
BellSouth Corporation	4.750%	11/15/12	830	810
GTE Hawaiian Telephone Company, Inc.	7.000%	02/01/06	750	764
Qwest Corporation	5.625%	11/15/08	550	546
SBC Communications Inc.	5.100%	09/15/14	1,910	1,862
Verizon New York Inc.	6.875%	04/01/12	1,820	1,984

				5,966

Telecommunications (Cellular/Wireless) — 1.8%
AT&T Wireless Services Inc.	7.500%	05/01/07	1,500	1,595
AT&T Wireless Services Inc.	8.125%	05/01/12	390	455
AT&T Wireless Services Inc.	8.750%	03/01/31	980	1,293
Cingular Wireless LLC	5.625%	12/15/06	800	817
Motorola, Inc.	7.625%	11/15/10	850	955
Nextel Communications, Inc.	5.950%	03/15/14	469	467
Nextel Communications, Inc.	7.375%	08/01/15	1,600	1,690

				7,272

Transportation — 1.2%

Portfolio of Investments - Continued

Investment Grade Income Portfolio - Continued

	Rate	Maturity Date	Par/Shares	Value
Burlington Northern Railroad Company	6.960%	03/22/09	207	218
Burlington Northern Railroad Company	7.330%	06/23/10	167	180
Continental Airlines, Inc.	6.545%	02/02/19	165	161
Continental Airlines, Inc.	7.256%	03/15/20	558	559
CSX Transportation, Inc.	7.875%	05/15/43	252	320
Delta Air Lines, Inc.	7.570%	05/18/12	400	373
Delta Air Lines, Inc.	6.718%	07/02/24	698	726
Norfolk Southern Corporation	7.875%	05/15/43	348	441
Northwest Airlines Corporation	7.575%	03/01/19	193	195
Union Pacific Corporation	4.875%	01/15/15	1,740	1,684
United Airlines, Inc.	7.783%	01/01/14	245	224

				5,081

Total Corporate Bonds and Notes (Identified Cost — $291,572)				293,379

U.S. Government and Agency Obligations — 3.3%
Tennessee Valley Authority	5.375%	11/13/08	150	155
United States Treasury Bonds	5.375%	02/15/31	30	33
United States Treasury Inflation-Protected Security	0.875%	04/15/10	11,686	11,431	D
United States Treasury Notes	3.500%	02/15/10	1,700	1,650

Total U.S. Government and Agency Obligations (Identified Cost — $13,408)				13,269

U.S. Government Agency Mortgage-Backed Securities — N.M.
Fannie Mae	8.000%	04/25/06	9	9
Freddie Mac	3.939%	09/01/24	104	107

Total U.S. Government Agency Mortgage-Backed Securities (Identified Cost — $113)				116

Yankee Bonds E — 22.3%
Banking and Finance — 1.8%
Corporacion Andina de Fomento	3.050%	01/26/07	1,260	1,262	B
HBOS Capital Funding LP	6.071%	06/30/49	1,490	1,560	A
HBOS Treasury Services plc	4.000%	09/15/09	1,080	1,052	A
Mizuho Financial Group, Inc.	5.790%	04/15/14	3,565	3,612	A

				7,486

Banks — 0.5%
ABN Amro Bank Nv	4.650%	06/04/18	1,530	1,433

Portfolio of Investments - Continued

Investment Grade Income Portfolio - Continued

	Rate	Maturity Date	Par/Shares	Value
ING Bank N.V.	5.125%	05/01/15	500	501	A

				1,934

Cable — 0.2%
British Sky Broadcasting Group plc	6.875%	02/23/09	870	933

Containers and Packaging — 0.3%
Cascades Inc.	7.250%	02/15/13	1,000	1,025

Diversified Financial Services — 0.7%
Encana Holdings Finance Corp	5.800%	05/01/14	2,725	2,847

Electric — 1.0%
Empresa Nacional de Electricidad S.A.	8.500%	04/01/09	1,805	1,971
Hydro-Quebec	7.500%	04/01/16	1,625	1,943

				3,914

Foreign Governments — 7.3%
Federative Republic of Brazil	14.500%	10/15/09	280	352
Federative Republic of Brazil	12.000%	04/15/10	580	679
Federative Republic of Brazil	3.125%	04/15/12	379	356	B
Federative Republic of Brazil	3.125%	04/15/12	582	547	B
Federative Republic of Brazil	8.000%	04/15/14	1,437	1,423
Federative Republic of Brazil	10.125%	05/15/27	430	451
Federative Republic of Brazil	11.000%	08/17/40	410	456
Province of Nova Scotia	5.750%	02/27/12	1,500	1,587
Province of Ontario	3.500%	09/17/07	1,000	984
Province of Ontario	4.500%	02/03/15	460	448
Republic of Chile	3.110%	01/28/08	120	120	B
Republic of Colombia	10.500%	07/09/10	360	396
Republic of Colombia	11.750%	02/25/20	510	607
Republic of Panama	9.625%	02/08/11	120	136
Republic of Panama	10.750%	05/15/20	460	570
Republic of Panama	9.375%	01/16/23	260	291
Republic of Peru	5.000%	03/07/17	901	842	F
Republic of Peru	5.000%	03/07/17	213	201	A,F
Republic of Peru	8.750%	11/21/33	210	219
Republic of South Africa	7.375%	04/25/12	650	715
Republic of South Africa	6.500%	06/02/14	700	735
Russian Federation	8.250%	03/31/10	80	86
Russian Federation	5.000%	03/31/30	5,120	5,246	F
United Mexican States	8.375%	01/14/11	4,965	5,650

Portfolio of Investments - Continued

Investment Grade Income Portfolio - Continued

	Rate	Maturity Date	Par/Shares	Value
United Mexican States	11.500%	05/15/26	1,100	1,664
United Mexican States	7.500%	04/08/33	4,832	5,122

				29,883

Insurance — 0.8%
Axa	8.600%	12/15/30	1,630	2,138
Oil Insurance Ltd	5.150%	08/15/33	585	587	A
XL Capital Ltd.	5.250%	09/15/14	700	691

				3,416

Manufacturing (Diversified) — 1.0%
Tyco International Group SA	6.375%	02/15/06	1,900	1,933
Tyco International Group SA	6.375%	10/15/11	250	267
Tyco International Group SA	7.000%	06/15/28	554	629
Tyco International Group SA	6.875%	01/15/29	1,051	1,178

				4,007

Oil and Gas — 1.5%
Gazprom	9.625%	03/01/13	150	172	A
Gazprom	9.625%	03/01/13	50	57
Petrobras International Finance Company (PIFCO)	9.750%	07/06/11	905	1,034
Petroliam Nasional Berhad	7.625%	10/15/26	610	719	A
YPF Sociedad Anonima	10.000%	11/02/28	3,500	4,095

				6,077

Special Purpose — 3.0%
Deutsche Telekom International Finance BV	8.750%	06/15/30	1,400	1,831
Deutsche Telekom International Finance BV	9.250%	06/01/32	670	966
Diageo Capital plc	3.500%	11/19/07	630	618
Diageo Capital plc	3.375%	03/20/08	120	117
General Motors Nova Scotia Finance Company	6.850%	10/15/08	1,160	1,114
HSBC Capital Funding LP	4.610%	12/29/49	760	722	A,G
HSBC Holdings plc	5.250%	12/12/12	3,850	3,901
Petronas Capital Ltd.	7.875%	05/22/22	770	922	A
Telefonica Europe BV	8.250%	09/15/30	800	1,054
UFJ Finance Aruba AEC	6.750%	07/15/13	920	991

				12,236

Telecommunications — 3.3%
British Telecommunications plc	8.375%	12/15/10	900	1,045

Portfolio of Investments - Continued

Investment Grade Income Portfolio - Continued

	Rate	Maturity Date	Par/Shares		Value
British Telecommunications plc	8.875%	12/15/30	420		560
France Telecom SA	8.000%	3/1/11	3,000		3,433
France Telecom SA	8.750%	3/1/31	340		447
INTELSAT	6.500%	11/01/13	1,365		1,096
Koninklijke KPN NV	8.000%	10/01/10	990		1,131
Tele Norte Leste Participacoes S.A.	8.000%	12/18/13	1,080		1,075
Telecom Italia Capital S.p.A.	5.250%	11/15/13	2,025		2,000
Telecom Italia Capital S.p.A.	4.950%	9/30/14	1,860		1,782	A
Telus Corporation	7.500%	6/1/07	700		745

					13,314

Telecommunications (Cellular/Wireless) — 0.2%
Rogers Wireless Communications Inc.	6.375%	3/1/14	1,000		970

Transportation — 0.3%
C P Railway Limited	7.125%	10/15/31	1,000		1,207

Utilities — 0.4%
United Utilities plc	5.375%	2/1/19	1,550		1,496

Total Yankee Bonds (Identified Cost — $87,402)					90,745

Preferred Stocks — 0.2%
Fannie Mae	7.000%		16	shs	896	B

Total Preferred Stocks (Identified Cost—$810)					896

Total Long-Term Securities (Identified Cost — $393,305)					398,405

Short-Term Securities — 0.9%

U.S. Government and Agency Obligations — 0.2%
Fannie Mae	0.000%	4/1/05	$423		423	C,H
Fannie Mae	0.000%	6/29/05	423		420	C

Total U.S. Government and Agency Obligations					843

Repurchase Agreements — 0.7%
Goldman, Sachs & Company 2.8%, dated 3/31/05, to be repurchased at $1,487 on 4/1/05 (Collateral: $1,525 Tennessee Valley Authority zero- coupon notes, due 5/5/05, value $1,522)			1,487		1,487
Merrill Lynch Government Securities, Inc. 2.8%, dated 3/31/05, to be repurchased at $1,488 on 4/1/05 (Collateral: $1,485 Federal Home Loan Bank bonds, 5.375%, due 8/15/24, value $1,529)			1,488		1,488

Portfolio of Investments - Continued

Investment Grade Income Portfolio - Continued

	Rate	Maturity Date	Par/Shares	Value
Total Repurchase Agreements				2,975

Total Short-Term Securities (Identified Cost — $3,818)				3,818

Total Investments — 98.8% (Identified Cost — $397,123)				402,223
Other Assets Less Liabilities — 1.2%				4,780

Net Assets — 100.0%				$407,003

Net Asset Value Per Share
Primary Class				$10.55

Institutional Class				$10.56

Porfolio of Investments

March 31, 2005 (Unaudited)
(Amounts in Thousands)

Investment Grade Income Portfolio

	Expiration	Actual	Appreciation/
	Date	Contracts	(Depreciation)

Futures Contracts Purchased
Eurodollar Futures	September 2005	505	$(514)
U.S. Treasury Note Futures	June 2005	283	65
U.S. Treasury Bond Futures	June 2005	30	48

			$(401)

Futures Contracts Written
U.S. Treasury Note Futures	June 2005	257	$(114)

A	Rule 144a Security – A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 7.3% of net assets.

B	Indexed Security – The rates of interest earned on these securities are tied to the London Interbank Offered Rate (‘LIBOR”), or the one-year Treasury Bill rate. The coupon rates are the rates as of March 31, 2005.

C	Zero coupon bond – A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

D	Inflation-Protected Securities – Treasury Security whose principal value is adjusted daily or monthly in accordance with changes in the Consumer Price Index for all Urban Consumers. Interest is calculated on the basis of current adjusted principal value.

E	Yankee Bond – A dollar-denominated bond issued in the U.S. by foreign entities.

F	Stepped coupon security – A security with a predetermined schedule of interest or dividend rate changes.

G	The coupon rate shown on variable securities are the rates shown at March 31, 2005. These rates vary with the weighted average coupon of the underlying loans.

H	Collateral to cover futures contracts.

N.M. – Not meaningful.

Portfolio of Investments

March 31, 2005 (Unaudited)
(Amounts in Thousands)

Limited Duaration Bond Portfolio

	Rate	Maturity Date	Par/Shares	Value

Long-Term Securities — 97.2%

Corporate Bonds and Notes — 25.3%
Aerospace/Defense — 0.3%
Northrop Grumman Corporation	4.079%	11/16/06	$840	$839

Banking and Finance — 3.7%
Ford Motor Credit Company	3.920%	9/28/07	2,820	2,750	A
General Motors Acceptance Corporation	3.560%	1/16/07	1,400	1,341	A
General Motors Acceptance Corporation	4.203%	9/23/08	2,600	2,374	A
HSBC Finance Corporation	3.080%	11/16/09	1,200	1,205	A
iStar Financial Inc.	3.300%	3/3/08	840	842	A
John Deere Capital Corporation	3.900%	1/15/08	1,000	985
Nissan Motor Acceptance Corporation	4.625%	3/8/10	660	650	B
SLM Corporation	2.900%	1/26/09	100	100	A

				10,247

Cable — 1.2%
Comcast Cable Communications, Inc.	6.375%	1/30/06	2,000	2,035
Comcast Cable Communications, Inc.	8.375%	5/1/07	230	248
Cox Communications, Inc.	3.550%	12/14/07	1,050	1,056	A,B

				3,339

Chemicals — 0.2%
The Dow Chemical Company	5.750%	12/15/08	560	582

Computer Services and Systems — 0.4%
Electronic Data Systems Corporation	7.125%	10/15/09	1,000	1,075

Diversified Financial Services — 0.9%
Capital One Financial Corporation	4.738%	5/17/07	690	694
CIT Group Inc.	3.040%	5/18/07	680	681	A
General Electric Capital Corporation	2.980%	3/4/08	1,120	1,119	A

				2,494

Portfolio of Investments — Continued

Limited Duaration Bond Portfolio — Continued

	Rate	Maturity Date	Par/Shares	Value

Electric — 2.3%
Appalachian Power Company	3.600%	5/15/08	1,700	1,650
Dominion Resources, Inc.	3.094%	5/15/06	2,000	2,005	A
DTE Energy Company	3.860%	6/1/07	1,050	1,053	A
FirstEnergy Corp.	5.500%	11/15/06	1,610	1,637

				6,345

Energy — 2.0%
Alabama Power Company	3.063%	8/25/09	1,000	1,000	A
Duke Energy Corporation	3.750%	3/5/08	1,500	1,472
Pacific Gas and Electric Company	3.600%	3/1/09	1,000	962
Sempra Energy	3.318%	5/21/08	2,000	2,005	A

				5,439

Environmental Services — 0.4%
Waste Management, Inc.	7.375%	8/1/10	1,090	1,215

Food, Beverage and Tobacco — 1.5%
Altria Group, Inc.	5.625%	11/4/08	3,000	3,086
General Mills, Inc.	6.449%	10/15/06	1,000	1,035

				4,121

Investment Banking/Brokerage — 1.7%
J.P. Morgan Chase & Co.	2.750%	10/2/09	1,730	1,734	A
Lehman Brothers Holdings Inc.	3.021%	11/10/09	1,120	1,123	A
Morgan Stanley	2.940%	1/15/10	700	703	A
The Bear Stearns Companies Inc.	3.230%	9/9/09	1,000	1,002	A

				4,562

Media — 2.3%
Liberty Media Corporation	7.875%	7/15/09	2,380	2,576
News America Incorporated	6.625%	1/9/08	2,000	2,101
Time Warner Inc.	6.125%	4/15/06	550	561
Viacom Inc.	5.625%	5/1/07	1,000	1,024

				6,262

Oil and Gas 2.3%
Amerada Hess Corporation	7.375%	10/1/09	1,500	1,645
Anadarko Petroleum Corporation	3.250%	5/1/08	640	617
Ocean Energy Inc.	4.375%	10/1/07	580	579

Portfolio of Investments — Continued

Limited Duaration Bond Portfolio — Continued

	Rate	Maturity Date	Par/Shares	Value

Pemex Project Funding Master Trust	8.500%	2/15/08	3,300	3,587

				6,428

Paper and Forest Products — 0.2%
International Paper Company	3.800%	4/1/08	620	608

Pharmaceuticals — 0.7%
Bristol-Myers Squibb Company	4.750%	10/1/06	2,000	2,026

Retail — 0.6%
Wal-Mart Stores, Inc.	5.450%	8/1/06	1,500	1,529

Special Purpose — 2.5%
DaimlerChrysler NA Holding Corporation	3.450%	9/10/07	3,000	3,004	A
Sprint Capital Corporation	4.780%	8/17/06	3,000	3,018	C
Verizon Wireless Capital LLC	5.375%	12/15/06	1,000	1,019

				7,041

Telecommunications (Cellular/Wireless) — 2.1%
ALLTEL Corporation	4.656%	5/17/07	2,310	2,324
AT&T Wireless Services Inc.	7.350%	3/1/06	2,000	2,062
Motorola, Inc.	4.608%	11/16/07	1,500	1,504

				5,890

Total Corporate Bonds and Notes (Identified Cost — $70,975)				70,042

Asset-Backed Securities — 16.9%
AmeriCredit Automobile Receivables Trust 2003-BX	2.720%	1/6/10	3,000	2,954
Asset Backed Funding Certificates 2002-OPT1	3.600%	6/25/32	430	430	A
Asset Backed Funding Certificates 2002-WF2	3.600%	5/25/32	1,490	1,502	A
Bear Stearns Asset Backed Securities, Inc. 2004-1	3.370%	6/25/34	3,000	3,026	A
CHEC Loan Trust 2004-2	3.180%	2/25/31	3,500	3,512	A
Citibank Credit Card Issuance Trust 2002-B1	3.420%	6/25/09	1,675	1,683	A
Countrywide Home Equity Loan Trust 2002-G	3.180%	12/15/28	2,995	3,012	A

Portfolio of Investments — Continued

Limited Duaration Bond Portfolio — Continued

	Rate	Maturity Date	Par/Shares	Value

Countrywide Home Equity Loan Trust 2004-J	3.100%	12/15/33	4,852	4,860	A
Countrywide Home Equity Loan Trust 2004-O	3.090%	2/15/34	2,335	2,339	A
Fremont Home Loan Trust 2004-C	3.120%	1/25/32	2,148	2,151	A
GSAA Home Equity Trust 2004-9	3.230%	9/25/34	2,758	2,764	A
Providian Gateway Master Trust 2002-B	3.510%	6/15/09	3,000	3,015	A,B
RAAC Series 2005-RP1	3.190%	7/25/37	2,630	2,630	A,B
Rental Car Finance Corp. 2003-1A	3.250%	5/25/08	3,000	3,006	A,B
Rental Car Finance Corp. 2004-1A	3.050%	6/25/09	3,000	3,000	A,B
Structured Asset Securities Corporation 2003-AL1	3.356%	4/25/31	902	826	B
Superior Wholesale Inventory Financing Trust 2004-A10	2.910%	9/15/11	3,000	3,004	A
UPFC Auto Receivables Trust 2004-A	3.270%	9/15/10	3,000	2,951

Total Asset-Backed Securities (Identified Cost — $46,726)				46,665

Mortgage-Backed Securities — 19.8%
Banc of America Funding Corporation 2004-B	4.276%	12/20/34	2,579	2,591	D
Bear Stearns Arm Trust 2004-10	4.685%	1/25/35	1,488	1,489	A
Blackrock Capital Finance L.P. 1997-R3	7.220%	11/25/28	434	438	B
Countrywide Alternative Loan Trust 2004-33	4.994%	12/25/34	786	789	D
Countrywide Alternative Loan Trust 2004-33	5.113%	12/25/34	1,663	1,671	D
Harborview Mortgage Loan Trust 2004-8	3.250%	11/29/34	2,796	2,804	A
HomeBanc Mortgage Trust 2004-2	3.220%	12/25/34	2,883	2,888	A
HomeBanc Mortgage Trust 2005-1	3.100%	4/25/35	3,116	3,117	A
Impac CMB Trust 2004-2	3.110%	4/25/34	1,942	1,946	A
Impac CMB Trust 2004-6	3.240%	10/25/34	1,371	1,369	A
Impac Secured Assets Corp. 2004-3	3.050%	11/25/34	3,120	3,119	A
J.P. Morgan Mortgage Trust 2003-A1	4.383%	10/25/33	2,732	2,608	A

Portfolio of Investments — Continued

Limited Duaration Bond Portfolio — Continued

	Rate	Maturity Date	Par/Shares	Value

Residential Asset Mortgage Products, Inc. 2004-SL1	4.520%	10/25/31	2,700	2,874	A
Residential Asset Securitization Trust 2003-A14	4.750%	2/25/19	12,304	12,089
Sequoia Mortgage Trust 2003-2 A2	2.541%	6/20/33	1,996	1,986	A
Sequoia Mortgage Trust 2003-7 A1	3.170%	1/20/34	2,199	2,203	A
Thornburg Mortgage Securities Trust 2004-2	2.800%	6/25/44	3,020	3,018	A
Washington Mutual 2004-AR8	3.108%	6/25/44	2,796	2,798	A
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA1	7.000%	3/25/34	4,909	5,065

Total Mortgage-Backed Securities (Identified Cost — $55,321)				54,862

U.S. Government and Agency Obligations — 16.9%
Federal Home Loan Bank	2.500%	3/30/06	6,000	5,927
Federal Home Loan Bank	3.250%	7/21/06	6,000	5,955
Federal Home Loan Bank	3.125%	9/15/06	3,000	2,969
United States Treasury Inflation-Protected Security	3.625%	1/15/08	8,262	8,886	E
United States Treasury Inflation-Protected Security	0.875%	4/15/10	3,795	3,712	E
United States Treasury Inflation-Protected Security	3.000%	7/15/12	6,363	7,003	E
United States Treasury Inflation-Protected Security	2.000%	7/15/14	2,519	2,573	E
United States Treasury Inflation-Protected Security	3.875%	4/15/29	2,320	3,191	E
United States Treasury Notes	3.000%	11/15/07	1,600	1,565
United States Treasury Notes	3.375%	10/15/09	1,050	1,016
United States Treasury Notes	3.625%	1/15/10	1,840	1,796
United States Treasury Notes	3.500%	2/15/10	1,875	1,820
United States Treasury Notes	4.250%	11/15/14	350	343

Total U.S. Government and Agency Obligations (Identified Cost — $46,933)				46,756

U.S. Government Agency Mortgage-Backed Securities — 12.6%
Fannie Mae	8.500%	6/1/10 to 8/1/11	76	76
Fannie Mae	6.500%	11/1/10 to 10/1/32	4,328	4,502

Portfolio of Investments — Continued

Limited Duaration Bond Portfolio — Continued

	Rate	Maturity Date	Par/Shares	Value

Fannie Mae	7.000%	1/1/13 to 1/1/33	7,298	7,699
Fannie Mae	9.500%	7/1/14	94	102
Fannie Mae	11.000%	12/1/15	80	86
Fannie Mae	12.500%	1/1/18 to 4/1/18	56	63
Fannie Mae	9.000%	11/1/21	215	232
Fannie Mae	6.000%	11/1/27	0.974	0
Fannie Mae	4.319%	11/1/34	1,684	1,665	A
Fannie Mae	4.200%	12/1/34	1,666	1,640	A
Fannie Mae	4.332%	1/1/35	1,392	1,373	A
Fannie Mae	4.885%	1/1/35	2,784	2,791	A
Fannie Mae	4.550%	3/1/35	3,096	3,072	A
Freddie Mac	8.250%	2/1/08	23	23
Freddie Mac	8.500%	12/1/08 to 6/1/21	102	106
Freddie Mac	9.750%	11/1/09 to 11/1/14	43	45
Freddie Mac	9.000%	1/1/17 to 1/1/21	238	255
Freddie Mac	7.000%	1/25/21 to 4/1/32	3,411	3,590
Freddie Mac	8.000%	2/1/31	510	548
Freddie Mac	4.368%	12/1/34	690	681	A,F
Freddie Mac	4.486%	12/1/34	3,531	3,494	A,F
Freddie Mac	4.088%	1/1/35	630	618	A
Freddie Mac	4.104%	1/1/35	1,133	1,113	A
Government National Mortgage Association	9.000%	6/15/06 to 9/15/22	311	320
Government National Mortgage Association	6.000%	5/15/14 to 11/15/28	334	345
Government National Mortgage Association	5.625%	6/16/26	2,814	243	G1
Government National Mortgage Association	5.675%	8/16/26	2,386	250	G1

Total U.S. Government Agency Mortgage-Backed Securities (Identified Cost — $36,359)				34,932

Yankee Bonds H — 3.4%
Banks — 0.4%
The Korea Development Bank	4.750%	7/20/09	1,000	993

Energy — 0.3%
SP Powerassests Limited Global	3.800%	10/22/08	1,000	975	B

Foreign Governments — 0.5%
Russian Federation	8.250%	3/31/10	1,360	1,465

Portfolio of Investments — Continued

Limited Duaration Bond Portfolio — Continued

	Rate	Maturity Date	Par/Shares	Value

Manufacturing (Diversified) — 1.1%
Tyco International Group SA	4.436%	6/15/07	3,000	3,001	B

Telecommunications — 1.1%
British Telecommunications plc	7.875%	12/15/05	1,500	1,543
Telecom Italia Capital	4.000%	1/15/10	1,500	1,434	B

Total Yankee Bonds (Identified Cost — $9,609)				9,411

Preferred Stocks — 2.3%
Fannie Mae	7.000%		105 shs	5,827	A
Home Ownership Funding Corporation	13.331%		1	176	B,C
Home Ownership Funding Corporation II	13.338%		1	493	B,C

Total Preferred Stocks (Identified Cost — $7,407)				6,496

Total Long-Term Securities (Identified Cost — $273,330)				269,164

Short-Term Securities — 4.2%
U.S. Government and Agency Obligations — 2.9%
Fannie Mae	0.000%	4/1/05	50	50	I
Fannie Mae	0.000%	6/29/05	50	50	I,J
Fannie Mae	0.000%	9/16/05	8,000	7,912	I

				8,012

Repurchase Agreements — 1.3%
Repurchase Agreements — 1.3%
Goldman, Sachs & Company 2.8%, dated 3/31/05, to be repurchased at $1,795 on 4/1/05 (Collateral: $1,845 Federal Home Loan Bank bonds, 4%, due 3/10/08, value $1,838)			1,795	1,795
Merrill Lynch Government Securities, Inc. 2.8%, dated 3/31/05, to be repurchased at $1,795 on 4/1/05 (Collateral: $1,790 Federal Home Loan Bank bonds, 5.375%, due 8/15/24, value $1,843)			1,795	1,795

Portfolio of Investments — Continued

Limited Duration Bond Portfolio – Continued

Rate	Maturity Date	Par/Shares	Value

			3,590

Total Short-Term Securities (Identified Cost- $11,602)			11,602

Total Investments- 101.4% (Identified Cost- $284,932)			280,766
Other Assets Less Liabilities — (1.4)%			(3,752)

Net Assets — 100.0%			$277,014

Net Asset Value Per Share
Primary Class			$10.27

Institutional Class			$10.28

	Expiration	Actual	Appreciation/
	Date	Contracts	Depreciation

Futures Contracts Purchased
Eurodollar Futures	September 2005	37	$(92)

A	Indexed Security – The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”). The coupon rates are the rates as of March 31, 2005.

B	Rule 144a Security – A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 7.1% of net assets.

C	Stepped coupon security – A security with a predetermined schedule of interest or dividend rate changes.

D	The coupon rates shown on variable rate securities are the rates at March 31, 2005. These rates vary with the weighted average coupon of the underlying loans.

E	Treasury Inflation-Protected Security – Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.

F	When-issued security – Securities purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.

G	Stripped security – Security with interest-only or principal-only payment streams, denoted by a 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.

H	Yankee Bond – A dollar-denominated bond issued in the U.S. by foreign entities.

I	Zero coupon bond – A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

J	Collateral to cover futures and options contracts.

N.M. - Not meaningful.

Portfolio of Investments
March 31, 2005 (Unaudited)
(Amounts in Thousands)

U.S. Government Money Market Portfolio

	Rate	Maturity Date	Par	Value

U.S. Government and Agency Obligations — 75.4%

Fannie Mae	2.73%	8/17/05	$5,000	$4,999	A
Fannie Mae	1.55% to 2.76%	4/6/05 to 5/27/05	117,130	116,917
Federal Home Loan Bank	1.3% to 2.772%	4/8/05 to 11/4/05	51,885	51,849
Freddie Mac	1.24% to 2.767%	4/1/05 to 9/26/05	111,739	111,575
Intermediate American Development Bank	2.574%	4/14/05	10,000	9,990

Total U.S. Government and Agency Obligations (Identified Cost — $295,330)				295,330

Repurchase Agreements — 24.4%

Goldman Sachs & Company 2.8%, dated 3/31/05, to be repurchased at $39,568 on 4/1/05 (Collateral: $40,110 Federal Home Loan Bank bonds, 1.2%, due 4/1/05, value $40,601)			39,565	39,565

Merrill Lynch Government Securities, Inc. 2.8%, dated 3/31/05, to be repurchased at $55,886 on 4/1/05 (Collateral: $56,575 Fannie Mae Notes, 3.55%, due 1/12/07, value $57,440)			55,882	55,882

Total Repurchase Agreements (Identified Cost — $95,447)				95,447

Total Investments, at Amortized Cost and Value — 99.8%				390,777	B
Other Assets Less Liabilities — 0.2%				887

Net Assets Applicable to 391,684 Shares Outstanding — 100.0%				$391,664

Net Asset Value Per Share				$1.00

A	Indexed Security — The rates of interest earned on these securities are tied to the London Interbank Offered Rate (‘LIBOR”). The coupon rates are the rates as of March, 31, 2005.

B	Also represents cost for federal income tax purposes.

Security Valuation

      Securities owned by Core Bond, High Yield, Investment Grade and Limited Duration, for which market quotations are readily available are valued at current market value. Securities for which market quotations are not readily available are fair valued by the Board of Directors and management. In determining fair value, the Board of Directors and management consider all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market of the investments existed, and the differences could be material.

      With respect to High Yield, where a security is traded on more than one market, which may include foreign markets, the securities are generally valued on the market considered by the Fund’s adviser to be the primary market. Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars using currency exchange rates determined prior to the close of trading on the Exchange, usually 2:00 p.m. Eastern time. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.
      In accordance with Rule 2a-7, the investment of Government Money Market are valued on the basis of amortized cost, so long as the Fund’s Board of Directors determines that this method constitutes fair value. Under this method, securities are valued at cost when purchased and, thereafter, a constant proportionate accretion or amortization of any discount or premium is recorded until maturity of the security.

Options and Futures

      The current market value of an exchange traded option is the last sale price or, in the absence of a sale, the price obtained by reference to broker-dealer quotations. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Futures contracts are marked-to-market on a daily basis. As the contract.s value fluctuates, payments known as variation margin are made by or received by the Fund each day, depending on the daily fluctuations in the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses, and the Fund recognizes a gain or loss when the contract is closed.

      Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 – Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on
Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 – Exhibits

     Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Income Trust, Inc.

By: /s/ Mark R. Fetting

Mark R. Fetting
President, Legg Mason Income Trust, Inc.
Date: May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Mark R. Fetting

Mark R. Fetting
President, Legg Mason Income Trust, Inc.
Date: May 27, 2005

By: /s/ Marie K. Karpinski

Marie K. Karpinski
Vice President and Treasurer, Legg Mason Income Trust, Inc.
Date: May 27, 2005